SUPPLEMENTAL BALANCE SHEET DISCLOSURES - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 11,256	$ 1,876
Less accumulated depreciation	(2,928)	(678)
Property and equipment, net	8,328	1,198
Computer hardware, software and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	944	752
Furniture and fixture
Property, Plant and Equipment [Line Items]
Total property and equipment	724	0
Machinery and equipment
Property, Plant and Equipment [Line Items]
Total property and equipment	608	70
Internally developed software
Property, Plant and Equipment [Line Items]
Total property and equipment	889	1,041
Gondolas
Property, Plant and Equipment [Line Items]
Total property and equipment	6,040	0
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 2,051	$ 13